File Nos. 333-89822 and 811-21114

PROSHARES TRUST

ProShares UltraShort MSCI Europe and ProShares Ultra MSCI Europe

(together, the “Funds”)

Supplement dated February 14, 2013

to the Funds’ summary prospectuses and statutory prospectus

dated October 1, 2012, as previously supplemented

(together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information

dated October 1, 2012, as previously supplemented (the “SAI”)

1.	For the Funds listed below, the following changes to the Prospectuses and SAI will take effect on or after April 15, 2013:

	Current	New
Fund Name	ProShares UltraShort MSCI Europe	ProShares UltraShort Europe
Underlying Index	MSCI Europe Index®	FTSE Developed Europe Index®
Investment Policy	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index [MSCI Europe Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index [FTSE Developed Europe Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Description of the Underlying Index	The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2012, the Index consists of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2012, the Index included companies with capitalizations between approximately $914.2 million and $197.1 billion. The average capitalization of the companies comprising the Index was approximately $13.8 billion. The Index is published under the Bloomberg ticker symbol “MXEU.”	The Index is comprised of large- and mid-cap stocks and targets the performance of approximately 500 large- and mid-cap companies. The Index utilizes free float-adjusted market capitalizations and components are screened for liquidity. As of June 30, 2012, the Index consists of the following 16 developed market countries: Austria, Belgium/Luxembourg, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2012, the Index included companies with capitalizations between approximately $322.5 million and $207 billion. The average capitalization of the companies comprising the Index was approximately $15.2 billion. The Index is published under the Bloomberg ticker symbol “FTR1DEUR.”

	Current	New
Fund Name	ProShares Ultra MSCI Europe	ProShares Ultra Europe
Underlying Index	MSCI Europe Index®	FTSE Developed Europe Index®
Investment Policy	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index [MSCI Europe Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index [FTSE Developed Europe Index®]. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Description of the Underlying Index	The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization of the region. As of June 30, 2012, the Index consists of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2012, the Index included companies with capitalizations between approximately $914.2 million and $197.1 billion. The average capitalization of the companies comprising the Index was approximately $13.8 billion. The Index is published under the Bloomberg ticker symbol “MXEU.”	The Index is comprised of large- and mid-cap stocks and targets the performance of approximately 500 large- and mid-cap companies. The Index utilizes free float-adjusted market capitalizations and components are screened for liquidity. As of June 30, 2012, the Index consists of the following 16 developed market countries: Austria, Belgium/Luxembourg, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2012, the Index included companies with capitalizations between approximately $322.5 million and $207 billion. The average capitalization of the companies comprising the Index was approximately $15.2 billion. The Index is published under the Bloomberg ticker symbol “FTR1DEUR.”

Please retain this supplement for future reference.